Commitments and Contingencies - Future minimum lease commitments (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Commitments and Contingencies
Rent expense	¥ 5,789	¥ 18,653
2022			$ 3,885	¥ 10,642
2023			6,532	9,145
2024			5,341	7,585
2025			5,127	5,057
2026				222
Thereafter			0	0
Total	¥ 20,885		$ 20,885	¥ 32,651